Loans and Financial Liabilities - Summary of Secured Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	$ 1,025,000	$ 1,025,000
Less: Secured Notes fees and discounts	(6,538)	(7,499)
Total Secured Notes	1,018,462	1,017,501
Viking Star, Viking Sea and Viking Sky
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	675,000	675,000
Viking Venus
Disclosure of detailed information about borrowings [line items]
Gross Secured Notes	$ 350,000	$ 350,000